Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2017
Registrant Name	dei_EntityRegistrantName	PIONEER SHORT TERM INCOME FUND
Central Index Key	dei_EntityCentralIndexKey	0001286364
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2017
Prospectus Date	rr_ProspectusDate	Dec. 31, 2017